FINANCIAL INSTRUMENTS - Swap Contracts (Details) R$ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Swap Contracts
Notional value		R$ 13,178,457		R$ 16,207,120
Assets, Fair value
Swap Contracts
Amount receivable		33,417
Amount payable		(5,245)		(1,267)
Forward contract | Forward contracts maturing at 2019 long position
Swap Contracts
Notional value | $	$ 19.2
Amount payable		(4,069)
Forward contract | Forward contracts maturing at 2019 short position
Swap Contracts
Notional value | $	$ 18.3
Amount receivable		462
Amount payable		R$ (1,176)
Currency swap | Currency swap maturing in 2018
Swap Contracts
Notional value | $			$ 40.0
Amount payable				R$ (1,267)
Currency swap | Currency swap maturing in 2018 | INR
Swap Contracts
Fixed interest rate (as a percent)	10.17%	10.17%	10.17%	10.17%
Currency swap | Currency swap maturing in 2019
Swap Contracts
Notional value		R$ 230,500
Amount receivable		R$ 30,249
Currency swap | Currency swap maturing in 2019 | CDI
Swap Contracts
Floating interest rate (as a percent)	111.50%	111.50%	111.50%	111.50%
Interest Rate Swap | Interest rate swap maturing in 2020
Swap Contracts
Notional value		R$ 50,000
Amount receivable		R$ 2,706
Interest Rate Swap | Interest rate swap maturing in 2020 | CDI
Swap Contracts
Floating interest rate (as a percent)	111.50%	111.50%	111.50%	111.50%